Commitments and Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
License Agreements [Member]
Commitments and Contingencies [Line Items]
Net expense	$ 0	$ 120,000	$ 1,000,500	$ 380,000